Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 115,160
Balance at end of year	127,827	$ 115,160
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	25,373	25,434
Balance at end of year	$ 24,727	$ 25,373
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	213	748
Purchase of shares, Number of shares	145,166	139,135
Sale of shares, Number of shares	(145,379)	(139,670)
Ending balance, Number of shares	0	213
Balance at beginning of year	$ (17)	$ (64)
Purchase of shares, Amount	(13,094)	(11,209)
Sale of shares, Amount	13,111	11,256
Balance at end of year	0	(17)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	10,888	10,853
Balance at end of year	$ 11,625	$ 10,888
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	163	142
Purchase of shares, Number of shares	4,614	6,556
Sale of shares, Number of shares	(4,748)	(6,535)
Ending balance, Number of shares	29	163
Balance at beginning of year	$ (18)	$ (65)
Purchase of shares and other equity instruments	(1,535)	(625)
Sale of shares and other equity instruments	1,549	672
Balance at end of year	$ (4)	$ (18)